Investment Accounted for Using the Equity Method (Details 1)	Dec. 31, 2021
Disclosure Of Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Abstract]
Risk-free interest rate	0.40%
Expected life	6 months
Expected volatility in market price of shares	71.00%
Expected dividend yield	0.00%
Expected forfeiture rate	0.00%